Note 11 - Noncontrolling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Aug. 04, 2020	Jul. 30, 2020	Jul. 24, 2020	Jul. 20, 2020	Sep. 30, 2020	Jun. 30, 2020
Series A Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage			8.50%	8.50%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)			$ 25	$ 25
Subscription Agreements [Member] | OP IV [Member]
Percentage of Redemption Right Exercised					100.00%
Noncontrolling Interest, Ownership Percentage by Parent					50.28%
OP IV [Member] | Subscription Agreements [Member]
Book Value Of Common Stock Per Share (in dollars per share)						$ 18.33
OP IV [Member] | Manager Affiliates [Member] | Subscription Agreements [Member]
Partners' Capital Account, Units, Sale of Units, Total (in shares)	267,320	359,000
Partners' Capital Account, Sale of Units, Total	$ 4.9	$ 6.6